SCHEDULE OF NON-CURRENT ASSETS (Details) - CAD ($)	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Property, plant and equipment	$ 2,805	$ 4,459
Intangible asset	19,800,767	$ 25,262,767
Sensera products [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment
Intangible asset	19,800,767
Benefit crm services [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	2,805
Intangible asset